State Street Institutional US Equity Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Investment Class
Prospectus [Line Items]
Average Annual Return, Percent	17.09%	14.12%	14.99%
Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.01%	9.97%	11.23%
Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.40%	10.13%	11.02%
Service Class
Prospectus [Line Items]
Average Annual Return, Percent	16.77%	13.84%	14.71%